UNAUDITED CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net (loss) profit	$ (104,860)	$ (512,137)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation on plant and equipment	98	5,636
Changes in operating assets and liabilities:
Accounts receivable	139	3,986
Deposit and other receivables	245	2,206
Accounts payable	(237)	0
Accrued liabilities and other payables	(91,891)	(81,916)
Net cash used in operating activities	(196,506)	(582,225)
Cash flows from financing activities:
Advances from a director	4	6,858
Advances from related parties	211,580	561,203
Net cash provided by financing activities	211,584	568,061
Effect on exchange rate change on cash and cash equivalents	(2,189)	7,295
Net increase (decrease) in cash	12,889	(6,869)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	3,994	33,248
CASH AND CASH EQUIVALENTS, END OF PERIOD	16,883	26,379
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for tax	0	0
Cash paid for interest	$ 0	$ 0